Consolidated Balance Sheets (Parentheticals) (USD $)	Nov. 30, 2011	Aug. 31, 2011	Aug. 31, 2010
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock shares issued	191,570,055	191,570,055	120,738,690
Common stock, shares outstanding	191,570,055	191,570,055	120,738,690
Common stock shares authorized	300,000,000	300,000,000	300,000,000